Business Combinations - Schedule of Consideration Transferred and Preliminary Estimated Fair Values of Assets and Liabilities Acquired at Acquisition Date (Detail) - Anesthesia services [member] - USD ($)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Aug. 31, 2017	Mar. 31, 2017	Feb. 28, 2017	Jun. 30, 2016	May 31, 2016
Disclosure of detailed information about business combination [line items]
Cash	$ 31,969,489	$ 30,336,639
Contingent consideration	1,183,779
Deferred consideration		3,821,895
Purchase consideration	33,153,268	34,158,534
Non-controlling interest	26,657,061	27,059,922
Fair value of net identifiable assets and liabilities acquired	59,810,329	61,218,456
Assets and liabilities acquired:
Exclusive professional services agreements	59,798,340	61,218,456
Pre-close trade receivables	525,000	917,998
Pre-close trade payables	(525,000)	(917,998)
Prepaid expenses and deposits	11,889
Fair value of net identifiable assets and liabilities acquired	59,810,329	61,218,456
Acquisition costs expensed	570,900	348,251
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member]
Disclosure of detailed information about business combination [line items]
Cash		13,000,000						$ 13,000,000
Deferred consideration		3,821,895
Purchase consideration		16,821,896						16,821,895
Non-controlling interest		16,162,214						$ 16,162,214
Fair value of net identifiable assets and liabilities acquired		32,984,109
Assets and liabilities acquired:
Exclusive professional services agreements		32,984,109
Fair value of net identifiable assets and liabilities acquired		$ 32,984,109
Exclusive professional services agreements - amortization term		10 years
Community Anesthesia, PLLC ("Community") [member]
Disclosure of detailed information about business combination [line items]
Cash		$ 13,636,639
Purchase consideration		13,636,639					$ 13,636,639
Non-controlling interest		7,342,806					7,342,806
Fair value of net identifiable assets and liabilities acquired		20,979,445
Assets and liabilities acquired:
Exclusive professional services agreements		20,979,445
Pre-close trade receivables		917,998
Pre-close trade payables		(917,998)
Fair value of net identifiable assets and liabilities acquired		$ 20,979,445
Exclusive professional services agreements - amortization term		5 years
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member]
Disclosure of detailed information about business combination [line items]
Cash		$ 3,700,000
Purchase consideration		3,700,000					3,700,000
Non-controlling interest		3,554,902					$ 3,554,902
Fair value of net identifiable assets and liabilities acquired		7,254,902
Assets and liabilities acquired:
Exclusive professional services agreements		7,254,902
Fair value of net identifiable assets and liabilities acquired		$ 7,254,902
Exclusive professional services agreements - amortization term		5 years
DDAB LLC [member]
Disclosure of detailed information about business combination [line items]
Cash	4,089,791					$ 4,089,791
Contingent consideration	1,183,779
Purchase consideration	5,273,570					1,183,779
Non-controlling interest	5,066,763					$ 5,066,763
Fair value of net identifiable assets and liabilities acquired	10,340,333
Assets and liabilities acquired:
Exclusive professional services agreements	10,340,333
Pre-close trade receivables	525,000
Pre-close trade payables	(525,000)
Fair value of net identifiable assets and liabilities acquired	$ 10,340,333
Exclusive professional services agreements - amortization term	4 years 18 days
Osceola Gastroenterology Anesthesia Associates, LLC [member]
Disclosure of detailed information about business combination [line items]
Cash	$ 3,401,819
Purchase consideration	3,401,819				$ 3,401,819
Non-controlling interest	2,267,879				$ 2,267,879
Fair value of net identifiable assets and liabilities acquired	5,669,698
Assets and liabilities acquired:
Exclusive professional services agreements	5,669,698
Fair value of net identifiable assets and liabilities acquired	$ 5,669,698
Exclusive professional services agreements - amortization term	5 years
West Florida Anesthesia Associates, LLC [member]
Disclosure of detailed information about business combination [line items]
Cash	$ 5,840,000
Purchase consideration	5,840,000			$ 5,840,000
Non-controlling interest	4,778,182			$ 4,778,182
Fair value of net identifiable assets and liabilities acquired	10,618,182
Assets and liabilities acquired:
Exclusive professional services agreements	10,606,192
Prepaid expenses and deposits	11,889
Fair value of net identifiable assets and liabilities acquired	$ 10,618,182
Exclusive professional services agreements - amortization term	15 years
Central Colorado Anesthesia Associates, LLC [member]
Disclosure of detailed information about business combination [line items]
Cash	$ 7,888,919
Purchase consideration	7,888,919		$ 7,888,919
Non-controlling interest	7,579,550		7,579,550
Fair value of net identifiable assets and liabilities acquired	15,468,469
Assets and liabilities acquired:
Exclusive professional services agreements	15,468,469
Fair value of net identifiable assets and liabilities acquired	$ 15,468,469
Exclusive professional services agreements - amortization term	7 years
Raleigh Sedation Associates, LLC & Blue Ridge Sedation Associates, PLLC [member]
Disclosure of detailed information about business combination [line items]
Cash	$ 7,248,960
Purchase consideration	7,248,960		7,248,960
Non-controlling interest	6,964,687		6,964,687
Fair value of net identifiable assets and liabilities acquired	14,213,647
Assets and liabilities acquired:
Exclusive professional services agreements	14,213,647
Fair value of net identifiable assets and liabilities acquired	$ 14,213,647
Exclusive professional services agreements - amortization term	5 years
Alamo Sedation Associates, LLC [member]
Disclosure of detailed information about business combination [line items]
Cash	$ 3,500,000
Purchase consideration	3,500,000		$ 3,500,000
Fair value of net identifiable assets and liabilities acquired	3,500,000
Assets and liabilities acquired:
Exclusive professional services agreements	3,500,000
Fair value of net identifiable assets and liabilities acquired	$ 3,500,000
Exclusive professional services agreements - amortization term	7 years